File Nos.	333-82876
811-21035

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]

Post-Effective Amendment No. 8	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	[X]
OF 1940

Amendment No. 8	[X]

(Check appropriate box or boxes.)

CITIZENSSELECT FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:
David Stephens, Esq.
Stroock & Stroock & Lavan LLP
80 Maiden Lane
New York, NY 10038

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
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on September 1, 2010 pursuant to paragraph (b)
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X	60 days after filing pursuant to paragraph (a)(1)
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on (DATE) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (DATE) pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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PROSPECTUS	–	SEPTEMBER	__,	2010

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

CitizensSelect Treasury Money Market Fund

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

CLASS A SHARES

Citizens Financial Group, Inc.™

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. and their respective clients.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summary
CitizensSelect Prime Money Market Fund	1
CitizensSelect Treasury Money Market Fund	4

Fund Details
Goal and Approach	7
Investment Risks	9
Management	11

Shareholder Guide
Buying and Selling Shares	12
Distributions and Taxes	15
Services for Fund Investors	15
Financial Highlights	16

For More Information

See back cover.

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. (collectively,“Citizens”) and their respective clients. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See “Buying and Selling Shares” for more information.

Fund Summary

CitizensSelect Prime Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Other expenses (including omnibus account services fee)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest. The fund may invest more than 25% of the net assets in domestic or dollar-denominated foreign back obligations.

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PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risk generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payments of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class A shares

2

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class A shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class A shares
1 Year	5 Years	10 Years

XX%	XX%	XX%

Institutions may call toll-free 1-800-242-2224 for the current yield of the fund’s Class A shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Summary

CitizensSelect Treasury Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Other expenses (including omnibus account services fees)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class A shares from year to year. The table shows the average annual total returns of the fund’s Class A shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)
Class A shares

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class A shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class A shares

Since Inception
1 Year	5 Years	(05/01/02)
XX%	XX%	XX%

Institutions may call toll free1-800-242-2224 for the current yield of the fund’s Class A shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

5

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent while each fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by Dreyfus, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The main difference among the funds are the securities in which they invest. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

CitizensSelect Prime Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

7

CitizensSelect Treasury Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

8

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

CitizensSelect Prime Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

9

CitizensSelect Treasury Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

10

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $339 billion in approximately 193 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund each paid Dreyfus a management fee at an annual rate of 0.10% and 0.10%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ semi-annual report for the fiscal period ended October 31, 2009.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of each fund. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the funds, the funds’ total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

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Shareholder Guide

BUYING AND SELLING SHARES

Each fund is sold exclusively to Citizens and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.

Valuing Shares

Your price for shares is the net asset value per share (NAV).

Each fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund’s NAV is generally calculated at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as an Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order and Federal Funds are received in proper form by the fund’s custodian or other authorized entity.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day

12

following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Each fund’s minimum initial investment is $1 billion, which may be waived at the fund’s discretion.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Your shares will be sold at the next determined NAV calculated after your order is received in proper form. If a redemption request is received in proper form and transmitted to the fund’s custodian by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s custodian after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with your redemption request.

For all funds, all times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

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General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets).

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

14

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Class A shares of one fund, Class A shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class A shares of one fund, in Class A shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

15

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Class A shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by the funds’ independent registered public accounting firm, ______________, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended April 30,
CitizensSelect Prime
Money Market Fund	2010	2009		2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net		.018		.046	.051	.037
Distributions:
Dividends from investment income--net		(.018)		(.046)	(.051)	(.037)
Net asset value, end of period		1.00		1.00	1.00	1.00
Total Return (%)		1.83		4.71	5.23	3.80
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.22		.20	.20	.20
Ratio of net expenses to average net assets		.22	a	.20	.20	.20	a
aRatio of net investment income to average net assets		2.00		4.47	5.13	3.84
Net Assets, end of period ($ x 1,000)		335,538		680,940	384,928	222,466
[a]Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
CitizensSelect Treasury	2010	2009		2008	2007	2006
Money Market Fund
Per Share Data ($):
Net asset value, beginning of period		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net		.008		.036	.048	.034
Distributions:
Dividends from investment income--net		(.008)		(.036)	(.048)	(.034)
Net asset value, end of period		1.00		1.00	1.00	1.00
Total Return (%)		.77		3.69	4.86	3.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.22		.20	.20	.20
Ratio of net expenses to average net assets		.22	a	.20	.20	.20	a
Ratio of net investment income to average net assets		.75		3.43	4.77	3.34
Net Assets, end of period ($ x 1,000)		538,420		1,149,555	248,129	193,778
[a] Expense waivers and/or reimbursements amounted to less than .01%.

16

NOTES

17

NOTES

18

NOTES

19

For More Information

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund
Series of CitizensSelect Funds
SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To Contact Citizens Financial Group, Inc.

By telephone:

Call your Citizens Representative or 1-800-242-2224.

By mail:

CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

On the Internet certain fund documents can be viewed online or downloaded from:
  SEC http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the

SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

0462-0466P0910

(703)
© 2010 MBSC Securities Corporation

PROSPECTUS	–	SEPTEMBER	__,	2010

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

CitizensSelect Treasury Money Market Fund

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

CLASS B SHARES

Citizens Financial Group, Inc.™

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. and their respective clients.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summary
CitizensSelect Prime Money Market Fund	1
CitizensSelect Treasury Money Market Fund	4

Fund Details
Goal and Approach	7
Investment Risks	9
Management	11

Shareholder Guide
Buying and Selling Shares	12
Distributions and Taxes	15
Services for Fund Investors	15
Financial Highlights	16

For More Information

See back cover.

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. (collectively,“Citizens”) and their respective clients. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See “Buying and Selling Shares” for more information.

Fund Summary

CitizensSelect Prime Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees	XXX
Other expenses (including omnibus account services fee)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including

1

those with floating or variable rates of interest. The fund may invest more than 25% of the net assets in domestic or dollar-denominated foreign back obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risk generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payments of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

2

Class B shares

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class A shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class B shares
1 Year	5 Years	10 Years

XX%	XX%	XX%

Institutions may call toll-free 1-800-242-2224 for the current yield of the fund’s Class B shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

CitizensSelect Treasury Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees	XXX
Other expenses (including omnibus account services fees)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)
Class B shares

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class B shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class B shares

Since Inception
1 Year	5 Years	(05/01/02)
XX%	XX%	XX%

Institutions may call toll free1-800-242-2224 for the current yield of the fund’s Class B shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

5

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent while each fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by Dreyfus, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The main difference among the funds are the securities in which they invest. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

CitizensSelect Prime Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

7

  certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

CitizensSelect Treasury Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

8

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

CitizensSelect Prime Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

9

CitizensSelect Treasury Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

10

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $339 billion in approximately 193 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund each paid Dreyfus a management fee at an annual rate of 0.10% and 0.10%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ semi-annual report for the fiscal period ended October 31, 2009.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of each fund. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the funds, the funds’ total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

11

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is sold exclusively to Citizens and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.

Valuing Shares

Your price for shares is the net asset value per share (NAV).

Each fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund’s NAV is generally calculated at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as an Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order and Federal Funds are received in proper form by the fund’s custodian or other authorized entity.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day

12

following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Each fund’s minimum initial investment is $1 billion, which may be waived at the fund’s discretion.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Your shares will be sold at the next determined NAV calculated after your order is received in proper form. in proper form and transmitted to the fund’s custodian by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s custodian after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with your redemption request.

For all funds, all times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

13

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets).

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

14

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Class B shares of one fund, Class B shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class B shares of one fund, in Class B shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

15

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Class B shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by the funds’ independent registered public accounting firm, ______________, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended April 30,
CitizensSelect Prime
Money Market Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.016	.044	.049	.035
Distributions:
Dividends from investment income--net		(.016)	(.044)	(.049)	(.035)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		1.58	4.45	4.97	3.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.48	.45	.45	.45
Ratio of net expenses to average net assets		.48	.45	.45	.45	a
Ratio of net investment income to average net assets		1.57	4.37	4.87	3.53
Net Assets, end of period ($ x 1,000)		397,701	389,731	419,560	329,610
[a]Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
CitizensSelect Treasury	2010	2009	2008	2007	2006
Money Market Fund
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.006	.034	.045	.031
Distributions:
Dividends from investment income--net		(.006)	(.034)	(.045)	(.031)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.58	3.43	4.60	3.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.47	.45	.45	.45
Ratio of net expenses to average net assets		.40	.45	.45	.45	a
Ratio of net investment income to average net assets		.54	3.54	4.54	3.16
Net Assets, end of period ($ x 1,000)		315,322	323,048	501,057	195,545
[a] Expense waivers and/or reimbursements amounted to less than .01%.

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NOTES

17

NOTES

18

NOTES

19

For More Information

CitizensSelect Prime Money Market Fund

CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds

SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To Contact Citizens Financial Group, Inc.

By telephone:

Call your Citizens Representative or 1-800-242-2224.

By mail:
CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

On the Internet certain fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the
SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090)
or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference
Section, Washington, DC 20549-0102.

0463-0467P0910

(702)
© 2010 MBSC Securities Corporation

PROSPECTUS	–	SEPTEMBER	__,	2010

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

CitizensSelect Treasury Money Market Fund

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

CLASS C SHARES

Citizens Financial Group, Inc.™

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. and their respective clients.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summary
CitizensSelect Prime Money Market Fund	1
CitizensSelect Treasury Money Market Fund	4

Fund Details
Goal and Approach	7
Investment Risks	9
Management	11

Shareholder Guide
Buying and Selling Shares	12
Distributions and Taxes	15
Services for Fund Investors	15
Financial Highlights	16

For More Information

See back cover.

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. (collectively,“Citizens”) and their respective clients. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See “Buying and Selling Shares” for more information.

Fund Summary

Citizensselect Prime Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees	XXX
Other expenses (including omnibus account services fee)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest. The fund may invest more than 25% of the net assets in domestic or dollar-denominated foreign back obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risk generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payments of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class C shares from year to year. The table shows the average annual total returns of the fund’s Class C shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class C shares

2

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class A shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class C shares
1 Year	5 Years	10 Years

XX%	XX%	XX%

Institutions may call toll-free 1-800-242-2224 for the current yield of the fund’s Class C shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

CitizensSelect Treasury Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees	XXX
Other expenses (including omnibus account services fees)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class C shares from year to year. The table shows the average annual total returns of the fund’s Class C shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)
Class C shares

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class C shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class C shares

Since Inception
1 Year	5 Years	(05/01/02)
XX%	XX%	XX%

Institutions may call toll free1-800-242-2224 for the current yield of the fund’s Class C shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

5

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent while each fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by Dreyfus, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The main difference among the funds are the securities in which they invest. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

CitizensSelect Prime Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

7

  certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

CitizensSelect Treasury Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

8

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

CitizensSelect Prime Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

9

CitizensSelect Treasury Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

10

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $339 billion in approximately 193 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund each paid Dreyfus a management fee at an annual rate of 0.10% and 0.10%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ semi-annual report for the fiscal period ended October 31, 2009.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of each fund. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the funds, the funds’ total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

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Shareholder Guide

BUYING AND SELLING SHARES

Each fund is sold exclusively to Citizens and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.

Valuing Shares

Your price for shares is the net asset value per share (NAV).

Each fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund’s NAV is generally calculated at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as an Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order and Federal Funds are received in proper form by the fund’s custodian or other authorized entity.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day

12

following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Each fund’s minimum initial investment is $1 billion, which may be waived at the fund’s discretion.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Your shares will be sold at the next determined NAV calculated after your order is received in proper form. in proper form and transmitted to the fund’s custodian by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s custodian after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with your redemption request.

For all funds, all times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

13

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets).

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

14

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Class C shares of one fund, Class C shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class C shares of one fund, in Class C shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

15

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Class C shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by the funds’ independent registered public accounting firm, ______________, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended April 30,
CitizensSelect Prime
Money Market Fund	2010	2009		2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net		.013		.041	.046	.032
Distributions:
Dividends from investment income--net		(.013)		(.041)	(.046)	(.032)
Net asset value, end of period		1.00		1.00	1.00	1.00
Total Return (%)		1.32		4.19	4.71	3.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.73		.70	.70	.70
Ratio of net expenses to average net assets		.73	a	.70	.70	.70	a
aRatio of net investment income to average net assets		1.29		4.11	4.62	3.32
Net Assets, end of period ($ x 1,000)		76,786		76,235	73,308	62,811
[a]Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
CitizensSelect Treasury	2010	2009		2008	2007	2006
Money Market Fund
Per Share Data ($):
Net asset value, beginning of period		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net		.004		.031	.043	.029
Distributions:
Dividends from investment income--net		(.004)		(.031)	(.043)	(.029)
Net asset value, end of period		1.00		1.00	1.00	1.00
Total Return (%)		.42		3.17	4.34	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		.72		.70	.70	.70
Ratio of net expenses to average net assets		.54	a	.70	.70	.70	a
Ratio of net investment income to average net assets		.38		2.79	4.26	2.79
Net Assets, end of period ($ x 1,000)		65,006		31,191	12,399	12,197
[a] Expense waivers and/or reimbursements amounted to less than .01%.

16

NOTES

17

NOTES

18

NOTES

19

For More Information

CitizensSelect Prime Money Market Fund

CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds

SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To Contact Citizens Financial Group, Inc.

By telephone:

Call your Citizens Representative or 1-800-242-2224.

By mail:

CitizensSelect
875 Elm Street NE0212
Manchester, NH 03101

On the Internet certain fund documents can be viewed online or downloaded from:
  SEC http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the

SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

0464-0468P0910

(701)
© 2010 MBSC Securities Corporation

PROSPECTUS	–	SEPTEMBER	__,	2010

CitizensSelect Funds

CitizensSelect Prime Money Market Fund

CitizensSelect Treasury Money Market Fund

Seeking current income, safety of principal and liquidity by investing in high quality, short-term securities

CLASS D SHARES

Citizens Financial Group, Inc.™

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. and their respective clients.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summary
CitizensSelect Prime Money Market Fund	1
CitizensSelect Treasury Money Market Fund	4

Fund Details
Goal and Approach	7
Investment Risks	9
Management	11

Shareholder Guide
Buying and Selling Shares	12
Distributions and Taxes	15
Services for Fund Investors	15
Financial Highlights	16

For More Information

See back cover.

This prospectus is to be used only by affiliates of Citizens Financial Group, Inc. (collectively,“Citizens”) and their respective clients. The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See “Buying and Selling Shares” for more information.

Fund Summary

CitizensSelect Prime Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees	XXX
Other expenses (including omnibus account services fee)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest. The fund may invest more than 25% of the net assets in domestic or dollar-denominated foreign back obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risk generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payments of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class D shares from year to year. The table shows the average annual total returns of the fund’s Class D shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Class D Shares

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class D shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class D shares
1 Year	5 Years	10 Years

XX%	XX%	XX%

Institutions may call toll-free 1-800-242-2224 for the current yield of the fund’s Class D shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

CitizensSelect Treasury Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees	XXX
Other expenses (including omnibus account services fees)	XXX
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been XX% and “Total annual fund operating expenses” would have been XX%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$XX	$XX	$XX	$XX

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

INVESTMENT  RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class D shares from year to year. The table shows the average annual total returns of the fund’s Class D shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)
Class D shares

Best Quarter (XXX) XX% Worst Quarter (XXX) XXX%.

The year-to-date total return for the fund’s Class A shares as of 6/30/10 was XX%.

Average annual total returns
(as of 12/31/09)
Class D shares

Since Inception
1 Year	5 Years	(05/01/02)
XX%	XX%	XX%

Institutions may call toll free1-800-242-2224 for the current yield of the fund’s Class D shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent while each fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by Dreyfus, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The main difference among the funds are the securities in which they invest. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent.

CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

CitizensSelect Prime Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities

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  certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

CitizensSelect Treasury Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

8

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

CitizensSelect Prime Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

9

CitizensSelect Treasury Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

10

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $339 billion in approximately 193 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund each paid Dreyfus a management fee at an annual rate of 0.10% and 0.10%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ semi-annual report for the fiscal period ended October 31, 2009.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of each fund. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the funds, the funds’ total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

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Shareholder Guide

BUYING AND SELLING SHARES

Each fund is sold exclusively to Citizens and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.

Valuing Shares

Your price for shares is the net asset value per share (NAV).

Each fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund’s NAV is generally calculated at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as an Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order and Federal Funds are received in proper form by the fund’s custodian or other authorized entity.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day

12

following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Each fund’s minimum initial investment is $1 billion, which may be waived at the fund’s discretion.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Your shares will be sold at the next determined NAV calculated after your order is received in proper form. in proper form and transmitted to the fund’s custodian by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s custodian after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with your redemption request.

For all funds, all times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

13

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets).

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

14

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Class D shares of one fund, Class D shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class D shares of one fund, in Class D shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

15

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Class D shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by the funds’ independent registered public accounting firm, ______________, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended April 30,
CitizensSelect Prime
Money Market Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.010	.037	.042	.029
Distributions:
Dividends from investment income--net		(.010)	(.037)	(.042)	(.029)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.97	3.78	4.30	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.13	1.10	1.10	1.10
Ratio of net expenses to average net assets		1.08	1.10	1.10	1.08
Ratio of net investment income to average net assets		1.01	3.51	4.22	2.94
Net Assets, end of period ($ x 1,000)		103,652	151,111	71,464	48,295

		Year Ended April 30,
CitizensSelect Treasury	2010	2009	2008	2007	2006
Money Market Fund
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net		.002	.027	.039	.025
Distributions:
Dividends from investment income--net		(.002)	(.027)	(.039)	(.025)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.21	2.76	3.92	2.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		1.13	1.10	1.10	1.10
Ratio of net expenses to average net assets		.83	1.10	1.10	1.08
Ratio of net investment income to average net assets		.16	2.76	3.86	2.49
Net Assets, end of period ($ x 1,000)		3,271	2,950	4,078	6,018

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NOTES

17

NOTES

18

NOTES

19

For More Information

CitizensSelect Prime Money Market Fund

CitizensSelect Treasury Money Market Fund

Series of CitizensSelect Funds

SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To Contact Citizens Financial Group, Inc.

By telephone:

Call your Citizens Representative or 1-800-242-2224.

By mail:

CitizensSelect

875 Elm Street NE0212 Manchester, NH 03101

On the Internet certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the

SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

0465-0469P0910

(700)
© 2010 MBSC Securities Corporation

PROSPECTUS	–	SEPTEMBER	__,	2010

This prospectus is to be used only by certain financial institutions and their respective clients.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC-Insured • Not Bank Guaranteed • May Lose Value

Contents

Fund Summary
CitizensSelect Prime Money Market Fund	1
CitizensSelect Treasury Money Market Fund	4

Fund Details
Goal and Approach	7
Investment Risks	9
Management	11

Shareholder Guide
Buying and Selling Shares	12
Distributions and Taxes	15
Services for Fund Investors	15
Financial Highlights	16

For More Information
See back cover.

.

The funds are sold exclusively to Citizens and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the funds may not be purchased directly by individuals. See “Buying and Selling Shares” for more information.

Fund Summary

CitizensSelect Prime Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees
Other expenses (including omnibus account services fee)
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been % and “Total annual fund operating expenses” would have been %. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including

1

those with floating or variable rates of interest. The fund may invest more than 25% of the net assets in domestic or dollar-denominated foreign back obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risk generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payments of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

2

Class B shares

Best Quarter (XXX)% Worst Quarter (XXX) XXX%

The year-to-date total return for the fund’s Class A shares as of 6/30/10 was %.

Average annual total returns
(as of 12/31/09)
Class B shares

1 Year	5 Years	10 Years

%	%	%

Institutions may call toll-free	for the current yield of the fund’s Class B shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

CitizensSelect Treasury Money Market Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.10
Administrative services fees
Other expenses (including omnibus account services fees)
Total annual fund operating expenses*	XXX

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been % and “Total annual fund operating expenses” would have been %. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$	$	$	$

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class B shares from year to year. The table shows the average annual total returns of the fund’s Class B shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)
Class B shares

Best Quarter (XXX) XX % Worst Quarter (XXX) XXX %.

The year-to-date total return for the fund’s Class B shares as of 6/30/10 was %.

Average annual total returns
(as of 12/31/09)
Class B shares

Since Inception
1 Year	5 Years	(05/01/02)
XX%	XX%	XX%

Institutions may call toll free for the current yield of the fund’s Class B shares.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $1 billion and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-242-2224 or by calling your Citizens representative.

5

TAX INFORMATION

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent while each fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by Dreyfus, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less.

The main difference among the funds are the securities in which they invest. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Generally, each fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. CitizensSelect Prime Money Market Fund intends to purchase securities with the highest credit rating only, or the unrated equivalent. CitizensSelect Treasury Money Market Fund will purchase only U.S. government securities.

An investment in a fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a fund.

CitizensSelect Prime Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

CitizensSelect Treasury Money Market Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than those of money market funds that do not limit their investments to U.S. government securities.

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

CitizensSelect Prime Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

CitizensSelect Treasury Money Market Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

MANAGEMENT

The investment adviser for each fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $339 billion in approximately 193 mutual fund portfolios. For the past fiscal year, CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund each paid Dreyfus a management fee at an annual rate of 0.10% and 0.10%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ semi-annual report for the fiscal period ended October 31, 2009.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of each fund. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the funds, the funds’ total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of a fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the funds.

The funds, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by each fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any of the firms’ other clients.

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is sold exclusively to Citizens and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the fund for all purposes. In certain cases, the fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. Each fund offers four classes of shares in separate prospectuses. Individuals or entities for whom Citizens purchases fund shares should consult their Citizens representative to determine which class of shares is made available to them and to purchase or sell fund shares. Citizens may impose policies, limitations and fees which are different from those described in this prospectus.

Valuing Shares

Your price for shares is the net asset value per share (NAV).

Each fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Each fund’s NAV is generally calculated at 5:00 p.m. and 8:00 p.m. on days the New York Stock Exchange, or the transfer agent (as an Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. An order will be priced at the next NAV calculated after the order and Federal Funds are received in proper form by the fund’s custodian or other authorized entity.

As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

Each fund’s minimum initial investment is $1 billion, which may be waived at the fund’s discretion.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Your shares will be sold at the next determined NAV calculated after your order is received in proper form. in proper form and transmitted to the fund’s custodian by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s custodian after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. Any certificates representing fund shares being sold must be returned with your redemption request.

For all funds, all times are Eastern time.

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets).

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Class B shares of one fund, Class B shares of the other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Auto-Exchange privilege

Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Class B shares of one fund, in Class B shares of the other fund, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Class B shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by the funds’ independent registered public accounting firm, , whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

		Year Ended April 30,
Citi ensSelect Prime
Money Market Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income net		.016	.044	.049	.035
Distributions:
Dividends from investment income--net		(.016)	(.044)	(.049)	(.035)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		1.58	4.45	4.97	3.54
Ratios/Supplemental Data ( ):
Ratio of total expenses to average net assets		.48	.45	.45	.45
Ratio of net expenses to average net assets		.48	.45	.45	.45	a
Ratio of net investment income to average net assets		1.57	4.37	4.87	3.53
Net Assets, end of period ($ x 1,000)		397,701	389,731	419,560	329,610
[a]Expense waivers and/or reimbursements amounted to less than .01%.

		Year Ended April 30,
Citi ensSelect Treasury	2010	2009	2008	2007	2006
Money Market Fund
Per Share Data ($):
Net asset value, beginning of period		1.00	1.00	1.00	1.00
Investment Operations:
Investment income net		.006	.034	.045	.031
Distributions:
Dividends from investment income--net		(.006)	(.034)	(.045)	(.031)
Net asset value, end of period		1.00	1.00	1.00	1.00
Total Return (%)		.58	3.43	4.60	3.16
Ratios/Supplemental Data ( ):
Ratio of total expenses to average net assets		.47	.45	.45	.45
Ratio of net expenses to average net assets		.40	.45	.45	.45	a
Ratio of net investment income to average net assets		.54	3.54	4.54	3.16
Net Assets, end of period ($ x 1,000)		315,322	323,048	501,057	195,545
[a] Expense waivers and/or reimbursements amounted to less than .01%.

NOTES

NOTES

NOTES

For More Information

CitizensSelect Prime Money Market Fund
CitizensSelect Treasury Money Market Fund
Series of CitizensSelect Funds
SEC File Number: 811-21035

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report

Describes each fund’s performance, lists its portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. Each fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center —Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information

By telephone:

Call your Citizens representative or 1-800-242-2224.

By mail:

One Chase Manhattan Plaza
16th Floor
New York, NY 10081

Attention: Corporate Trust Department

On the Internet certain fund documents can be viewed online or downloaded from:
  SEC http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the

SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

0463-0467P0910JPM
(702)JPM

©2010 MBSC Securities Corporation

CITIZENSSELECT FUNDS

CITIZENSSELECT PRIME MONEY MARKET FUND
CITIZENSSELECT TREASURY MONEY MARKET FUND
CLASS A, B, C AND D SHARES

STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER __, 2010

     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the relevant class of shares of CitizensSelect Prime Money Market Fund and CitizensSelect Treasury Money Market Fund, each a separate series (each, a "Fund" and collectively, the "Funds") of CitizensSelect Funds (the "Company"), dated September __, 2010, as the Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please contact your financial adviser, or write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com or call one of the following numbers:

In New York State -- Call 1-718-895-1650

Outside New York State -- Call Toll Free 1-800-346-3621

     The Funds are sold exclusively to affiliates of Citizens Financial Group, Inc. (collectively, "Citizens") and certain other institutions, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Shares of the Funds may not be purchased directly by individuals.

     The most recent Annual Report and/or Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.

DESCRIPTION OF THE COMPANY AND FUNDS

     The Company is a Massachusetts business trust that commenced operations on May 1, 2002. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a money market mutual fund. Each Fund is a diversified fund, which means that, with respect to 75% of the Fund's total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the Funds' Prospectus.

     U.S. Government Securities. Each Fund may invest in securities issued and guaranteed by the U.S. Government, such as U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     U.S. Government Agency Securities. (CitizensSelect Prime Money Market Fund only) The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest rates may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Bank Obligations. (CitizensSelect Prime Money Market Fund only) The Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     The Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. The Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than an amount that would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally are, among other things, required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Obligations of foreign branches and foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. (CitizensSelect Prime Money Market Fund only) The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).

     Foreign Government Obligations; Securities of Supranational Entities. (CitizensSelect Prime Money Market Fund only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Floating and Variable Rate Obligations. (CitizensSelect Prime Money Market Fund only) The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Asset-Backed Securities. (CitizensSelect Prime Money Market Fund only) The Fund may invest in asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institutions providing the credit support.

     Repurchase Agreements. (CitizensSelect Prime Money Market Fund only) The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian will have custody of, and will segregate, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund that enters into them. In connection with its third-party repurchase transactions, the Fund will engage only eligible sub-custodians that meet requirements set forth in Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. The Fund may engage in repurchase agreement transactions that are collateralized by U.S. Government securities (which are deemed to be "collateralized fully" pursuant to the 1940 Act) or collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral"). Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities. Fixed income securities rated Baa/BBB or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Ratings ("Fitch") are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risks, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody's, S&P, and Fitch are regarded as below investment grade (i.e., "junk" bonds) and are considered speculative in terms of the issuer's creditworthiness. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     Illiquid Securities. Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, a Fund is subject to the risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     The following information supplements and should be read in conjunction with the Funds' Prospectus.

     Borrowing Money. Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow an amount up to 33-1/3% of the value of its total assets. Each Fund currently intends to borrow money from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.

Certain Investment Considerations and Risks

     General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Bank Securities. (CitizensSelect Prime Money Market Fund only) To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

     Foreign Securities. (CitizensSelect Prime Money Market Fund only) The Fund may invest in U.S. dollar denominated securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, foreign government obligations and commercial paper issued by foreign issuers. Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Simultaneous Investments. Investment decisions for each Fund are made independently from those of the other Fund and other investment companies advised by the Manager. If, however, such other Fund or investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

Investment Restrictions

     Under normal circumstances, CitizensSelect Treasury Money Market Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. Treasury securities (or other instruments with similar economic characteristics). CitizensSelect Treasury Money Market Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets. Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, the Company has adopted investment restrictions numbered 1 through 9, with respect to each Fund, investment restriction number 10, with respect to CitizensSelect Prime Money Market Fund only, and investment restriction number 11, with respect to CitizensSelect Treasury Money Market Fund only, as fundamental policies. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed, as to a Fund, by vote of a majority of the Company's Board members at any time. Neither Fund may:

1. Invest in commodities.

2. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to up to 33-1/3% of the value of the Fund's total assets.

3. Lend any securities or make loans to others, if, as a result, more than 33-1/3% of its total assets would be lent to others, except that this limitation does not apply to the purchase of debt obligations and the entry into repurchase agreements.

However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

4. Purchase or sell securities on margin.

5. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).

6. Act as underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Purchase, hold or deal in real estate, or oil, gas, or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest in or deal in real estate.

8. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities may be purchased, without regard to any such limitation.

9. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

* * *

     The following investment restriction number 10 is a fundamental policy which applies only to CitizensSelect Prime Money Market Fund:

10. Invest less than 25% of its total assets in securities issued by banks or invest more than 25% of its total assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

* * *

     The following investment restriction number 11 is a fundamental policy which applies only to CitizensSelect Treasury Money Market Fund:

11. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

* * *

12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or forward commitment basis.

13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction. With respect to Investment Restriction No. 2, however, if borrowings exceed 33-1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUNDS

Board of the Company

     Board's Oversight Role in Management. The Board's role in management of each Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily the Manager and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager's Chief Investment Officer (or a senior representative of his office), the Company's and the Manager's Chief Compliance Officer and portfolio management personnel. The Board's audit committee (which consists of all Board members) meets during its scheduled meetings, and between meetings the audit committee chair maintains contact, with each Fund's independent registered public accounting firm and the Company's Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Manager and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to each Fund. The Board also receives reports from counsel to the Manager and the Board's own independent legal counsel regarding regulatory compliance and governance matters. The Board's oversight role does not make the Board a guarantor of each Fund's investments or activities.

Board Composition and Leadership Structure. The 1940 Act requires that at least 40% of the Company's Board members not be "interested persons" (as defined in the 1940 Act) of the Company and as such are not affiliated with the Manager ("Independent Board members"). To rely on certain exemptive rules under the 1940 Act, a majority of the Company's Board members must be Independent Board members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board members. Currently, all of the Fund's Board members, including the Chairman of the Board, are Independent Board members, although the Board could in the future determine to add Board members who are not Independent Board members. The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager and its affiliates provide to the Funds and potential conflicts of interest that could arise from these relationships.

     Information about Each Board Member’s Experience, Qualifications, Attributes or Skills. Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships for the past five years, are shown below.

Name (Age)	Principal Occupation	Other Public Company Board Memberships
Position with Company (Since)	During Past 5 Years	During Past 5 Years
Joseph S. DiMartino (66)	Corporate Director and Trustee	CBIZ (formerly, Century Business Services, Inc.),
Chairman of the Board (2002)		a provider of outsourcing functions for small
and medium size companies, Director (1997 -
present)

The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants, Director
(2000 - present)

Sunair Services Corporation, a provider of certain
outdoor-related services to homes and business,
Director (2005 - 2009)

Clifford L. Alexander, Jr. (76)	President of Alexander &	N/A
Board Member (2002)	Associates, Inc., a
management consulting firm
(January 1981 – present)

Whitney I. Gerard (75)	Partner of Chadbourne & Parke	N/A
Board Member (2007)	LLP

     Each Board member has been a Board member of other Dreyfus mutual funds for over 10 years. Additional information about each Board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Board member possesses which the Board believes has prepared them to be effective Board members. The Board believes that the significance of each Board member's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single Board member, or particular factor, being indicative of board effectiveness. However, the Board believes that Board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Board member's educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Company) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board's nominating committee contains certain other factors considered by the committee in identifying and evaluating potential Board member nominees. To assist them in evaluating matters under federal and state law, the Board members are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Manager's counsel; counsel to the Fund and to the Board have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

  Joseph S. DiMartino – Mr. DiMartino has been the Chairman of the Board of the funds in the Dreyfus Family of Funds for over 15 years. From 1971 through 1994, Mr. DiMartino served in various roles as an employee of Dreyfus (prior to its acquisition by a predecessor of The Bank of New York Mellon Corporation (“BNY Mellon”) in August 1994 and related management changes), including portfolio manager, President, Chief Operating Officer and a Director. He ceased being an employee or Director of Dreyfus by the end of 1994. From July 1995 to November 1997, Mr. DiMartino served as Chairman of the Board of The Noel Group, a public buyout firm; in that capacity, he helped manage, acquire, take public and liquidate a number of operating companies. Mr. DiMartino has been a Director of The Muscular Dystrophy Association since 1986.

  Clifford L. Alexander – Mr. Alexander is the President of Alexander & Associates, Inc. a management consulting firm. Prior to forming Alexander & Associates, Inc., Mr. Alexander served as chairman of the U.S. Equal Employment Opportunity Commission from 1967 to 1969 and as Secretary of the Army from 1977 through 1981 and before that was a partner in the law firm of Verner, Liipfert, Bernhard, McPherson, and Alexander. Mr. Alexander has been a Director of Mutual of America Life Insurance Company since 1989.

  Whitney I. Gerard – Mr. Gerard is a partner in the law firm of Chadbourne & Parke LLP, where his practice focuses on the representation and counseling of international companies and individuals doing business and/or engaged in litigation in the United States.

     Additional Information about the Board and its Committees. Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Independent Board members. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Funds' compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Nominating Committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Funds' investments. The audit committee met four times and the compensation committee met once during the fiscal year ended April 30, 2010. The evaluation committee and the nominating committee did not meet during the last fiscal year.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2009.

Aggregate Holding of
Funds in the Dreyfus
	CitizensSelect	CitizensSelect	Family of Funds for
	Prime Money	Treasury Money	which Responsible as
Name of Board Member	Market Fund	Market Fund	a Board Member
Joseph S. DiMartino
Clifford L. Alexander, Jr.
Whitney I. Gerard

     As of December 31, 2009, none of the Board members or their immediate family members owned securities of the Manager or the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Effective January 1, 2010, the Company pays its Board members its allocated portion of an annual retainer of $10,000 and a fee of $2,500 per in-person meeting ($750 per telephone meeting) attended and reimburses them for their expenses. Prior to January 1, 2010, the Company paid an annual retainer of $8,000 and a fee of $2,000 per in-person meeting attended (with a minimum of $500 per in-person meeting if and $500 per telephone meeting). The Chairman of the Board receives an additional 25% of such compensation. Each Emeritus Board members is entitled to receive an annual retainer of one-half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended April 30, 2010, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) during the year ended December 31, 2009, were as follows:

Total Compensation From
the Company and Fund
	Aggregate Compensation	Complex Paid to Board
Name of Board Member	From the Company*	Member(**)
Joseph S. DiMartino	$_____	$873,427 (192)
Clifford L. Alexander, Jr.	$_____	$266,090 (53)
Lucy Wilson Benson***	$_____	$80,750 (31)

Whitney I. Gerard	$_____	$161,500 (31)

*	The compensation payable to each Board member was paid by the Manager, not the Company. See "Management Arrangements."
**	Represents the number of separate portfolios comprising the investment companies in the fund Complex, including the Funds, for which the Board member serves.
***	Emeritus Board member as of August 25, 2007.

Officers of the Company

BRADLEY J. SKAPYAK, President since January 2010. Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 167 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of BNY

Mellon, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

J. CHARLES CARDONA, Executive Vice President since March 2008. Vice Chair and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division and an officer of 13 investment companies (comprised of 21 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1981.

JAMES WINDELS, Treasurer since February 2002. Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010. Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003. Senior Accounting Manager –Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007. Senior Accounting Manager -Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005. Senior Accounting Manager –Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services.

In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Company is located at 200 Park Avenue, New York, New York 10166.

     The Company's Board members and officers, as a group, owned less than 1% of each Fund's outstanding shares as of August __, 2010. See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of August __, 2010.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

     The Manager provides management services to the Funds pursuant to the Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty on 60 days' notice by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President–Corporate Communications; Gary E. Abbs, Vice President–Tax; Jill Gill, Vice President–Human Resources; Joanne S. Huber, Vice President–Tax; Anthony Mayo, Vice President–Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Jeffrey D. Landau, Cyrus Taraporevala and Scott E. Wennerholm, directors.

     The Funds, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by a Fund. The Code of Ethics subjects the personal securities transactions of the Manager's employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio

managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Company and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Company. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers, and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Portfolio Management. The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities. The Funds' portfolio managers are Bernard Kiernan, Patricia A. Larkin, James O'Connor and Thomas Riordan. The Manager also maintains a research department with a professional staff of securities analysts who provide research services for the Funds and for other funds advised by the Manager.

     In managing the Fund, Dreyfus will draw upon BNY Mellon Cash Investment Strategies ("CIS"). CIS is a division of Dreyfus that provides investment and credit risk management services and approves all money market fund eligible securities for each Fund and for other investment companies and accounts managed by Dreyfus or its affiliates that invest primarily in money market instruments. CIS, through a team of professionals who contribute a combination of industry analysis and fund-specific expertise, monitors all issuers approved for investment by such investment companies and other accounts by analyzing third party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as internal research. CIS investment and credit professionals also utilize inputs and guidance from BNY Mellon’s central Risk Management Department (the “Risk Department”) as part of the investment process. These inputs and guidance focus primarily on concentration levels and market and credit risks and are based upon independent analysis done by the Risk Department relating to fundamental characteristics such as the sector, sovereign, tenor and rating of investments or potential investment. The Risk Department also may perform stress and scenario testing on various money market type portfolios advised by CIS or BNY Mellon and its other affiliates, and provides various periodic and ad-hoc reporting to the investment and credit professionals at CIS. In the event a security is removed from the "approved" credit list after being purchased by a Fund, the Fund is not required to sell that security.

     BNY Mellon and its affiliates, including Dreyfus and others involved in the management, sales, investment activities, business operations or distribution of each Fund, are engaged in businesses and have interests other than that of managing the Funds. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by a Fund and the Fund's service providers, which may cause conflicts that could disadvantage a Fund.

     BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. BNY Mellon has no obligation to provide to Dreyfus or the Funds, or effect transactions on behalf of a Fund in accordance with, any market or other information, analysis, or research in its possession. Consequently, BNY Mellon (including, but not limited to, BNY Mellon’s central Risk Management Department) may have information that could be material to the management of a Fund and may not share that information with relevant personnel of Dreyfus. Accordingly, Dreyfus has informed management of the Funds that in making investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

     Dreyfus will make investment decisions for a Fund as it believes is in the best interests of the Fund. Investment decisions made for a Fund may differ from, and may conflict with, investment decisions made for other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates. Actions taken with respect to such other investment companies or accounts may adversely impact the Funds, and actions taken by a Fund may benefit BNY Mellon or other investment companies or accounts (including the Fund) advised by Dreyfus or BNY Mellon and its other affiliates. Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among different other investment companies and accounts) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including Dreyfus) and the aggregated exposure of such accounts) may restrict investment activities of a Fund. While the allocation of investment opportunities among the Funds and other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel, Dreyfus will make allocation decisions consistent with the interests of the Funds and the other investment companies and accounts and not solely based on such other interests.

     Expenses. All expenses incurred in the operation of the Company are borne by the Manager, except management fees, Rule 12b-1 fees, administrative and omnibus account services fees, taxes, interest, brokerage fees and commissions, if any, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the Company and to the non-interested Board members, and any extraordinary expenses.

     As compensation for the Manager's services, the Company has agreed to pay the Manager a monthly fee at the annual rate of 0.10% of the value of each Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to shareholders. The Manager has agreed to reduce its management fee in an amount equal to the accrued fees and expenses of the non-interested Board members, and the fees and expenses of independent counsel to the Company and to the non-interested Board members.

     For the fiscal years ended April 30, 2008, 2009 and 2010, the management fees payable, reduction in fees and net fees paid by each Fund to the Manager were as follows:

	Management Fees Paid
Fund	2010	2009	2008
CitizensSelect Prime	$___________	$1,322,753	$1,071,597
Money Market Fund
CitizensSelect Treasury	$___________	$1,215,973	$1,109,344
Money Market Fund

	Reduction in fees
Fund	2010	2009	2008
CitizensSelect Prime	$___________	$0	$0
Money Market Fund
CitizensSelect Treasury	$___________	$0	$0
Money Market Fund

	Net Fees Paid
Fund	2010	2009	2008
CitizensSelect Prime	$___________	$1,322,753	$1,071,597
Money Market Fund
CitizensSelect Treasury	$___________	$1,215,973	$1,109,344
Money Market Fund

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Funds' net assets increases.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company, which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and BNY Mellon Funds Trust.

     The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any 12b-1 fees or other expenses paid by the Funds to those Service Agents. Because those payments are not made by you or the Funds, a Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service

Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent will receive a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and will be reimbursed for certain out-of-pocket expenses. The Manager pays the Funds' transfer agency fees.

     The Bank of New York Mellon (the "Custodian"), an affiliate of the Manager, located at One Wall Street, New York, New York 10286, serves as each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. The Manager pays the Funds’ custody fees.

HOW TO BUY SHARES

     Each Fund is sold exclusively to Citizens, and certain other institutional investors, acting for themselves, or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although Citizens, and certain other approved institutions, may purchase shares for accounts maintained by individuals. Generally, investors will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may require investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. These omnibus accounts will be registered in nominee name for the benefit of the clients of Citizens or other approved institutions purchasing Fund shares. Citizens and other approved institutions will provide omnibus account services pursuant to an agreement with the Fund. Such services may include aggregating and processing purchase and redemption requests, transmitting funds for the purchase of shares to the Funds, transmitting redemption proceeds to redeeming beneficial owners of the shares, maintaining records of Fund shares transactions, preparing shareholder statements, and such other related services as the Funds may reasonably request, other than those provided pursuant to the Funds' Administrative Services Plan. For these services, each Fund has agreed to pay Citizens and such other approved institutions a monthly fee at the annual rate of 0.10% of the value of the Fund's average daily net assets represented by Fund shares held by Citizens or such institutions, as the case may be.

     The Company reserves the right to reject any purchase order. The Company will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. No Fund will accept cash, travelers' checks, or money orders as payment for shares.

     Each Fund offers four classes of shares – Class A, Class B, Class C and Class D. Individuals or entities for whom Citizens or other approved institutions purchase Fund shares should consult their Citizens representative to determine which class of shares is made available to them. Citizens or other approved institutions purchasing Fund shares on behalf of their clients may impose policies, limitations and fees which are different from those described in this SAI.

     The minimum initial investment for each class is $1 billion, unless the investor has invested at least $1 billion in the aggregate among any classes of shares of one Fund, in which case there would be no minimum initial investment amount for the other Fund, or the investor has, in the opinion of the Distributor, adequate intent and availability of funds to reach a future aggregate level of investment of $1 billion among any classes of shares of the Funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares.

     Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Funds' Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under "Management Arrangements-Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received. Investors should contact their Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or by any agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.

     Each Fund's net asset value per share is generally calculated at 5:00 p.m. and 8:00 p.m. every day the New York Stock Exchange, or the Transfer Agent (as on Good Friday) as to CitizensSelect Prime Money Market Fund only, is open for regular business. Net asset value per share of each class is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

     As to CitizensSelect Prime Money Market Fund only, orders in proper form placed prior to 5:00 p.m., and payments for which are received in or converted into Federal Funds by the Fund's Custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and the shares so purchased will receive the dividend declared on that day.

     As to CitizensSelect Treasury Money Market Fund only, orders in proper form placed prior to 3:00 p.m., and payments for which are received in or converted into Federal Funds by the Fund's Custodian by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

     Orders effected through an automated interface or trading system or other compatible computer facilities after 5:00 p.m., but prior to 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the Fund's Custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day.

All times are Eastern time.

     Converting Shares. Under certain circumstances, shares may be converted from one class of shares to another class of the shares of same Fund. The aggregate dollar value of the shares of the class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion. An investor whose shares are converted from one class to another class of same Fund will not realize taxable gain or loss as a result of the conversion.

DISTRIBUTION PLAN

     Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class C and Class D shares pursuant to which the Fund pays the Distributor for distributing, advertising and marketing each such Class of shares at the annual rate of 0.25% of the value of the average daily net assets of Class C shares and 0.65% of the value of the average daily net assets of Class D shares. The Distributor may pay all or a part of the fees paid pursuant to the Distribution Plan to Citizens or other approved institutions that have purchased Class C or Class D shares for the benefit of others. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class C and Class D shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of a Fund's Class C or Class D shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of a Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

     For the fiscal year ended April 30, 2010, the fees paid pursuant to the Distribution Plan by each indicated Fund with respect to the Fund's Class C and Class D shares, were as follows:

Total Amount Paid
Pursuant to
Fund and Class		Distribution Plan

CitizensSelect Prime Money
Market Fund
-	Class C shares	$______
-	Class D shares	$______

CitizensSelect Treasury Money
Market Fund
-	Class C shares	$______
-	Class D shares	$______

ADMINISTRATIVE SERVICES PLAN

     The Company has adopted an Administrative Services Plan with respect to Class B, Class C and Class D shares of each Fund. Pursuant to the Administrative Services Plan, each Fund pays Citizens or other approved institutions for the provision of certain services to the holders of such shares a fee at the annual rate of 0.25% of the value of the average daily net assets of Class B, Class C and Class D shares. These services may include: providing beneficial owners with statements showing their positions in the Funds; mailing periodic reports, prospectuses and other Fund communications to shareholders; withholding taxes on non-resident alien accounts; disbursing income dividends and capital gain distributions; reinvesting dividends and distributions; preparing and delivering to beneficial owners, and state and federal authorities, including the United States Internal Revenue Service and the SEC, such information respecting dividends and distributions paid by the Funds as may be required by law, rule or regulation; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; and providing such other related services as the Funds may reasonably request.

     A quarterly report of the amounts expended under the Administrative Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Administrative Services Plan provides that material amendments must be approved by the Company's Board and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreements entered into in connection with the Administrative Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Administrative Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Administrative Services Plan. As to each Fund and relevant Class of shares, the Administrative Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Administrative Services Plan or in any agreements entered into in connection with the Administrative Services Plan.

     For the fiscal year ended April 30, 2010, the fees paid pursuant to the Administrative Services Plan by each indicated Fund with respect to the Fund's Class B, Class C and Class D shares, were as follows:

Total Amount Paid
Pursuant to
Administrative
Fund	Services Plan

CitizensSelect Prime Money
Market Fund
- Class B	$______
- Class C	$______
- Class D	$______

Total Amount Paid
Pursuant to
Administrative
Fund	Services Plan
CitizensSelect Treasury
Money Market Fund
- Class B	$______
- Class C	$______
- Class D	$______

HOW TO REDEEM SHARES

     Wire Redemption Privilege. By using this privilege, the investor authorizes the Transfer Agent to act on telephone or letter redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this privilege on the same business day if the Funds' Custodian or other authorized entity receives the redemption request in proper form by 5:00 p.m., Eastern time. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

     Redemption Through Compatible Automated Facilities. Each Fund makes available to institutions the ability to redeem shares through a compatible automated interface or trading system. Investors desiring to redeem shares in this manner should call one of the telephone numbers listed on the cover of this SAI to determine whether their automated facilities are compatible and to receive instructions for redeeming shares in this manner.

     Redemption Commitment. The Company has committed to pay in cash all redemption requests by any shareholder of record a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Company's Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Company's Board has established, as a particular responsibility within the overall duty of care owed to each Fund's investors, procedures reasonably designed to stabilize each Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Company's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Company's Board.

     The extent of any deviation between a Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds 1/2%, the Company's Board will consider promptly what action, if any, will be initiated. In the event the Company's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are currently scheduled to be closed are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

SHAREHOLDER SERVICES

     Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of the other Fund. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

     No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     Auto-Exchange Privilege. The Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of one class of a Fund, shares of the same class of the other Fund if the investor is a shareholder in such other Fund. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

     Fund Exchanges and the Auto-Exchange Privilege are available to investors resident in any state in which shares of the Fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     The Company reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

Citizens and other approved institutions may not make these services available.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for the fiscal year ended April 30, 2010. Each Fund intends to continue to so qualify as a "regulated investment company" under the Code, if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax.

     Each Fund usually declares dividends from its net investment income every day the New York Stock Exchange, or, in the case of CitizensSelect Prime Money Market Fund, the Transfer Agent, is open for regular business. Each Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends usually are paid on the last calendar day of each month, and automatically are reinvested in additional shares of the Fund at net asset value or, at the investor's option, paid in cash. If an investor redeems all shares in its account at any time during the month, all dividends to which the investor is entitled are paid along with the proceeds of the redemption.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the BNY Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the funds. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Investment decisions for a fund are made independently from those of the other investment companies and accounts advised by Dreyfus and its affiliates. If, however, such other investment companies or accounts desire to invest in, or dispose of, the same securities as the fund, Dreyfus or its affiliates may, but are not required to, aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account and available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the fund or the price paid or received by the fund. When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the fund will be charged or credited with the average price.

     Dreyfus may buy for the fund securities of issuers in which other investment companies or accounts advised by Dreyfus or BNY Mellon and its other affiliates have made, or are making, an investment in securities that are subordinate or senior to the securities purchased for the fund. For example, the fund may invest in debt securities of an issuer at the same time that other investment companies or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by BNY Mellon or its affiliates (including Dreyfus) relating to what actions are to be taken may raise conflicts of interests and Dreyfus or BNY Mellon and its other affiliates may take actions for certain accounts that have negative impacts on other advisory accounts, including the Funds.

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of a fund's transactions in those securities may not benefit from the negotiated commission rates available to a fund for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between its accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to each fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     Neither Fund paid any brokerage commissions during the fiscal years ended April 30, 2008, 2009 and 2010.

     A Fund may acquire securities issued by one or more of its "regular brokers or dealers", as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each such regular broker or dealer whose securities were acquired by each Fund for the fiscal year ended April 30, 2010, the issuer of the securities and the aggregate value per issuer, as of April 30, 2010, of such securities:

Aggregate
Value Per
Fund	Name of Regular Broker Dealer	Issuer
CitizensSelect Prime Money
Market Fund	Deutsche Bank Securities Inc.	$_________
	Barclays Capital, Inc.	$_________
	BNP Paribas Securities Corp.	$_________
	Banc of America Securities LLC	$_________
	Credit Suisse Securities (USA) Inc.	$_________

CitizensSelect
Treasury Money Market Fund	None	$_________

     Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, may publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, at www.dreyfus.com. In addition fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

     If portfolio holdings are released pursuant to an ongoing arrangement with any party, the Company must have a legitimate business purpose for doing so, and neither the Company, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about a Fund's portfolio holdings. The Company may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Company, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling Fund shares or Fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     The Company may also disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the Company's custodian, independent registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of a Fund's portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

INFORMATION ABOUT THE COMPANY AND THE FUNDS

     Each Fund's shares are classified into four classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held liable for the obligations of that Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Company or its Board members. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Company intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of two-thirds of the Company's outstanding voting securities. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. Thus, a shareholder of one Fund is not deemed to be a shareholder of the other Fund. For certain matters shareholders vote together as a group; as to others they vote separately by Fund.

     To date, the Board has authorized the creation of two series of shares. All consideration received by the Company for shares of a Fund, and all assets in which such consideration is invested, will belong to that Fund (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a Fund will be treated separately from those of the other Fund. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by such matter. Rule 18f-2 further provides that a Fund shall be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical or that the matter does not affect any interest of such Fund. Rule 18f-2 exempts the selection of independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

Each Fund will send annual and semi-annual financial statements to all its shareholders.

     The following persons are known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of August __, 2010. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

CitizensSelect Prime Money Market Fund:

Citizens Bank	_______% (Class A)
c/o Investment Management Services	_______% (Class B)
870 Westminster Street	_______% (Class C)
Providence, RI 02903-4089

National Financial Services Corp.	_______% (Class A)
For Exclusive Benefit of Our Customers	_______% (Class B)
Attn: Mutual Funds Department	_______% (Class C)
One World Financial Center	_______% (Class D)
200 Liberty Street
New York, NY 10281-1003

Citizens Investment Services	_______% (Class B)
Corp-Sweep Pa Citizens Bank
One Citizens Drive
Riverside, RI 02915-3019

Citizens Bank NA	_______% (Class C)
Cash Management OPS
Once Citizens Drive
Riverside, RI 02915-3019

CitizensSelect Treasury Money Market Fund

Citizens Bank	_______% (Class A)
c/o Investment Management Services	_______% (Class B)
870 Westminster Street	_______% (Class C)
Providence, RI 02903-4089

Citizens Investment Services	_______% (Class A)
Corp-Sweep PA Citizens Bank	_______% (Class B)
One Citizens Drive
Riverside, RI 02915-3019

National Financial Services Corp.	_______% (Class A)
For Exclusive Benefit of Our Customers	_______% (Class B)
Attn: Mutual Funds Department	_______% (Class C)
One World Financial Center	_______% (Class D)
200 Liberty Street
New York, NY 10281-1003

Citizens Bank NA	_______% (Class C)
Cash Management OPS
Once Citizens Drive
Riverside, RI 02915-3019

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     _____________, _________, _________, ______ _______, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

     _____________, _________, _________, ______ _______, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm for the Company.

APPENDIX

     Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch") and Thomson BankWatch, Inc. ("BankWatch"):

Commercial Paper Ratings and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch.

Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

Bond Ratings and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable and suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks long- and short-term ratings as used in the corporate ratings discussed above. Legal

Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

     In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

CITIZENSSELECT FUNDS

PART C. OTHER INFORMATION
_______________________________

Item 23.	Exhibits

(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-1A, filed on March 14, 2002.

(b)	Registrant's Amended and Restated By-Laws are incorporated by reference to Exhibit (b) of Post-
Effective Amendment No. 4 to the Registration Statement on Form N-1A, filed on August 25,
2006.

(d)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment
No. 2 to the Registration Statement on Form N-1A, filed on August 27, 2004.

(e)(1)	Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective
Amendment No. 2 to the Registration Statement on Form N-1A, filed on August 27, 2004.

(e)(2)	Broker-Dealer Agreement and Bank-Affiliated Broker-Dealer Agreement are incorporated by reference to Exhibits (e)(2) and (e)(3) of Pre-Effective Amendment No. 1 to the Registration
Statement on Form N-1A, filed on March 14, 2002.

(e)(3)	Form of Supplemental Service Agreement is incorporated by reference to Exhibit (e)(3) of Post-
Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on August 28,
2007.

(g)(1)	Custody Agreement between the Registrant and The Bank of New York Agreement is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 6 to the Registration
Statement on Form N-1A, filed on August 28, 2008.

(g)(2)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(2) of Pre-
Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14,
2002.

(g)(3)	Subcustodial Undertaking in Connection with Master Repurchase Agreement is incorporated by reference to Exhibit (g)(3) of Pre-Effective Amendment No. 7 to the Registration Statement on
Form N-1A, filed on August 27, 2009.

(h)(1)	Administrative Services Plan is incorporated by reference to Exhibit (h)(1) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

(h)(2)	Administrative Services Agreement is incorporated by reference to Exhibit (h)(2) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

(h)(3)	Omnibus Services Agreement is incorporated by reference to Exhibit (h)(3) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

(h)(4)	Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit (h)(4)
of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on August
28, 2008.

(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Pre-
Effective Amendment No. 2 to the Registration Statement on Form N-1A, filed on April 30, 2002.

(j)	Consent of Independent Registered Public Accounting Firm is incorporated by reference to Exhibit
(j) of Pre-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on
August 27, 2009.

(m)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Pre-Effective
Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002.

(p)	Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 6 to
the Registration Statement on Form N-1A, filed on August 28, 2008.

(p)(ii)	Code of Ethics for the Non management Board Members of the Dreyfus Family of Funds is filed herewith.

Other Exhibits

(a)	Power of Attorney of certain officers of Registrant, dated November 2, 2009 is filed herewith.

(b)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibit
(b) of Post-Effective Amendment No. 3 to the Registration Statement on Form
N-1A, filed on August 29, 2005.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article VIII of the Registrant's Declaration of Trust and any amendments thereto, Article 10 of Registrant's Amended and Restated Bylaws and Section 1.11 of the Distribution Agreement.

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator. Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)
Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Chair of the Board		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08

J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

Diane P. Durnin	None
Vice Chair and Director

Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present
Director, Vice Chair and
Chief Investment Officer

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A.+	Senior Vice President	4/06 - 6/08

	BNY Alcentra Group Holdings, Inc.++	Director	10/07 - Present

	BNY Mellon Investment Office GP LLC*	Manager	4/07 - Present

	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England

	Pareto Investment Management Limited	Director	4/08 - Present
London, England

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management, LLC*	Manager	12/06 - Present

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Founders Asset Management LLC****	Member, Board of	11/06 - 12/09
Managers

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 - 12/07

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408

	Alcentra NY, LLC++	Manager	1/08 - Present

	Alcentra US, Inc. ++	Director	1/08 - Present

	Alcentra, Inc. ++	Director	1/08 - Present

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Pareto New York LLC++	Manager	11/07 - Present

	Standish Ventures LLC	President	12/05 - Present
	Mellon Financial Center	Manager	12/05 - Present
201 Washington Street
Boston, MA 02108-4408

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 - Present
London, England

Jeffrey D. Landau	The Bank of New York Mellon+	Executive Vice President	4/07 - Present
Director
	Allomon Corporation+	Treasurer	12/07 - Present

	APT Holdings Corporation+	Treasurer	12/07 - Present

	BNY Mellon, N.A.+	Treasurer	7/07 - 0/10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Funding Corporation+	Treasurer	12/07 - 12/09

	The Bank of New York Mellon Corporation+	Treasurer	7/07 - 01/10

Cyrus Taraporevala	Urdang Capital Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	The Boston Company Asset Management NY,	Manager	08/06 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 - Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 - Present
London, England

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Equity Associates, LLP+	Executive Committee	10/05 - 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 - Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 - 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 - 6/08
		Senior Vice President	10/05 - 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

Bradley J. Skapyak	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
Chief Operating Officer
and Director
	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

	The Dreyfus Family of Funds++	President	1/10 - Present

	Dreyfus Transfer, Inc. ++	Senior Vice President	5/10 - Present
		Director	5/10 - Present

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 - 12/07
Executive Vice President	60 State Street
and Director	Boston, Massachusetts

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - 6/08
		Treasurer	7/05 - 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	MBSC Securities Corporation++	Director	6/07 - Present
		Chief Financial Officer	6/07 - Present

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - 12/09

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 - Present
Officer
	BNY Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer

Gary E. Abbs	The Bank of New York Mellon+	First Vice President and	12/96 – Present
Vice President – Tax		Manager of Tax
Compliance

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman	01/09 – Present
		President	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill	MBSC Securities Corporation++	Vice President	6/07 – Present
Vice President –
Human Resources
	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

Joanne S. Huber	The Bank of New York Mellon+	State & Local	07/1/07 –
Vice President – Tax		Compliance Manager	Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo	None
Vice President –
Information Systems

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 - Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 - 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 - Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 - Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 - Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 - Present
Estate and Leases
	Mellon Holdings, LLC+	Vice President– Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 - 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 - 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 - 07/08
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 - 6/08
Estate and Leases
	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 - 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 - Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 - Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 - 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 - Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 - Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 - Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 - 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 - Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Citmelex Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Bank Community Development	Vice President – Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 - Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 - 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 - 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 - 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 - 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 - Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President – Real	8/07 - 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 - Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

James Bitetto	The Dreyfus Family of Funds++	Vice President and	8/05 - Present
Secretary		Assistant Secretary

	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94104.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Dynamic Alternatives Fund, Inc.
13.	Dreyfus Funds, Inc.
14.	The Dreyfus Fund Incorporated
15.	Dreyfus Government Cash Management Funds
16.	Dreyfus Growth and Income Fund, Inc.
17.	Dreyfus Index Funds, Inc.
18.	Dreyfus Institutional Cash Advantage Funds
19.	Dreyfus Institutional Preferred Money Market Funds
20.	Dreyfus Institutional Reserves Funds
21.	Dreyfus Intermediate Municipal Bond Fund, Inc.
22.	Dreyfus International Funds, Inc.
23.	Dreyfus Investment Funds
24.	Dreyfus Investment Grade Funds, Inc.
25.	Dreyfus Investment Portfolios
26.	The Dreyfus/Laurel Funds, Inc.
27.	The Dreyfus/Laurel Funds Trust
28.	The Dreyfus/Laurel Tax-Free Municipal Funds
29.	Dreyfus LifeTime Portfolios, Inc.
30.	Dreyfus Liquid Assets, Inc.
31.	Dreyfus Manager Funds I
32.	Dreyfus Manager Funds II
33.	Dreyfus Massachusetts Municipal Money Market Fund
34.	Dreyfus Midcap Index Fund, Inc.
35.	Dreyfus Money Market Instruments, Inc.
36.	Dreyfus Municipal Bond Opportunity Fund
37.	Dreyfus Municipal Cash Management Plus
38.	Dreyfus Municipal Funds, Inc.
39.	Dreyfus Municipal Money Market Fund, Inc.
40.	Dreyfus New Jersey Municipal Bond Fund, Inc.
41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
42.	Dreyfus New York AMT-Free Municipal Bond Fund
43.	Dreyfus New York AMT-Free Municipal Money Market Fund
44.	Dreyfus New York Municipal Cash Management
45.	Dreyfus New York Tax Exempt Bond Fund, Inc.
46.	Dreyfus Opportunity Funds

47.	Dreyfus Pennsylvania Municipal Money Market Fund
48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
49.	Dreyfus Premier GNMA Fund, Inc.
50.	Dreyfus Premier Investment Funds, Inc.
51.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
52.	Dreyfus Premier Worldwide Growth Fund, Inc.
53.	Dreyfus Research Growth Fund, Inc.
54.	Dreyfus State Municipal Bond Funds
55.	Dreyfus Stock Funds
56.	Dreyfus Short-Intermediate Government Fund
57.	The Dreyfus Socially Responsible Growth Fund, Inc.
58.	Dreyfus Stock Index Fund, Inc.
59.	Dreyfus Tax Exempt Cash Management Funds
60.	The Dreyfus Third Century Fund, Inc.
61.	Dreyfus Treasury & Agency Cash Management
62.	Dreyfus Treasury Prime Cash Management
63.	Dreyfus U.S. Treasury Intermediate Term Fund
64.	Dreyfus U.S. Treasury Long Term Fund
65.	Dreyfus 100% U.S. Treasury Money Market Fund
66.	Dreyfus Variable Investment Fund
67.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
68.	General California Municipal Money Market Fund
69.	General Government Securities Money Market Funds, Inc.
70.	General Money Market Fund, Inc.
71.	General Municipal Money Market Funds, Inc.
72.	General New York Municipal Money Market Fund
73.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
Ken Bradle**	President and Director	None
Robert G. Capone****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	Executive Vice President
Sue Ann Cormack**	Executive Vice President	None
John M. Donaghey***	Executive Vice President and Director	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
James D. Kohley***	Executive Vice President	None
Jeffrey D. Landau*	Executive Vice President and Director	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman***	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	President
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Denise B. Kneeland****	Senior Vice President	None
Mary T. Lomasney****	Senior Vice President	None
Barbara A. McCann****	Senior Vice President	None
Kevin L. O’Shea***	Senior Vice President	None
Christine Carr Smith*****	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
Stewart Rosen*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Natalia Gribas*	Compliance - Anti-Money Laundering Officer	None
Karin L. Waldmann*	Privacy Officer	None
Gary E. Abbs***	Vice President – Tax	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
Joanne S. Huber***	Vice President – Tax	None
John E. Lane******	Vice President – Real Estate and Leases	None
Jeanne M. Login******	Vice President – Real Estate and Leases	None
Donna M. Impagliazzo**	Vice President – Compliance	None
Edward A. Markward*	Vice President – Compliance	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
****	Principal business address is One Boston Place, Boston, MA 02108.
*****	Principal business address is 50 Fremont Street, Suite 3900, San Francisco, CA 94104.
******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES
_____________

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the day of June 30, 2010.

CITIZENSSELECT FUNDS

BY:	/s/Bradley J. Skapyak*
Bradley J. Skapyak, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ BRADLEY J. SKAPYAK*	President (Principal Executive	06/30/10
Bradley J. Skapyak	Officer)

/s/ JAMES WINDELS*	Treasurer (Principal Financial and	06/30/10
James Windels	Accounting Officer)

/s/ JOSEPH S. DIMARTINO*	Chairman of the Board	06/30/10
Joseph S. DiMartino

/s/ CLIFFORD L. ALEXANDER, JR.*	Board Member	06/30/10
Clifford L. Alexander, Jr.

/s/ WHITNEY I. GERARD*	Board Member	06/30/10
Whitney I. Gerard

*BY:	/s/ Robert R. Mullery
Robert R. Mullery
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

(p)(ii) Code of Ethics for the Non-management Board Members of The Dreyfus Family of Funds.

Other Exhibits

(a)	Power of Attorney of certain officers of the Registrant, dated November 2, 2009.